LOSSES PER SHARE (Details)	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for losses per share	542,881,582	542,881,582	430,005,930
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	542,881,582	542,881,582	430,005,930
Denominator used for losses per share	542,881,582	542,881,582	430,005,930
Class B Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic	¥ (20.00)	$ (2.000)	¥ (488,000)
Denominator:
Denominator used for losses per share	99	99	1,703,395
Losses per share from continuing operations - basic | (per share)	¥ (0.16)	$ (0.02)	¥ (0.29)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	¥ (20.00)	$ (2.000)	¥ (488,000)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0	0
Net loss from continuing operations attributable to ordinary shareholders	¥ (20.00)	$ (2.000)	¥ (488,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	1,703,395
Conversion of Class B to Class A ordinary shares	0	0
Denominator used for losses per share	99	99	1,703,395
Losses per share from continuing operations-diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (0.29)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0	0
Denominator used for losses per ADS - diluted	0	0
Losses from continuing operations per ADS - basic | (per share)	¥ 0	$ 0
Losses from continuing operations per ADS - diluted | (per share)	¥ 0	$ 0
Class A ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic	¥ (84,758,000)	$ (13,124,000)	¥ (122,658,000)
Denominator:
Denominator used for losses per share	542,881,483	542,881,483	428,302,535
Losses per share from continuing operations - basic | (per share)	¥ (0.16)	$ (0.02)	¥ (0.29)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	¥ (84,758,000)	$ (13,124,000)	¥ (122,658,000)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	(20.00)	(2.000)	(488,000)
Net loss from continuing operations attributable to ordinary shareholders	¥ (84,758,000)	$ (13,124,000)	¥ (123,146,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	542,881,483	542,881,483	428,302,535
Conversion of Class B to Class A ordinary shares	99	99	1,703,395
Denominator used for losses per share	542,881,582	542,881,582	430,005,930
Losses per share from continuing operations-diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (0.29)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	54,288,148	54,288,148	42,830,254
Denominator used for losses per ADS - diluted	54,288,158	54,288,158	43,000,593
Losses from continuing operations per ADS - basic | (per share)	¥ (1.56)	$ (0.24)	¥ (2.86)
Losses from continuing operations per ADS - diluted | (per share)	¥ (1.56)	$ (0.24)	¥ (2.86)